Cover Page	Apr. 05, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Apr. 05, 2023
Entity Registrant Name	Sio Gene Therapies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37418
Entity Tax Identification Number	85-3863315
Entity Address, Address Line One	1501 Broadway
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Country Region	1
City Area Code	646
Local Phone Number	677 6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SIOX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001636050